Events After the Reporting Period - Additional Information (Detail) - Non-adjusting events after reporting period [member] - shares shares in Millions	Feb. 09, 2021	Jan. 20, 2021
Disclosure of Events After Reporting Period [line items]
Number of days taken for company to be in restricted list		60 days
2021 share appreciation rights grant proposal for key personnel of china telecom corporation limited [member]
Disclosure of Events After Reporting Period [line items]
Key management personnel compensation, share-based payment	2,412
Number of key managerial personnel	8,300